SCHEDULE 1 - CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2022
SCHEDULE I-CONDENSED FINANCIAL INFORMATION
SCHEDULE 1 - CONDENSED FINANCIAL INFORMATION

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share and per share data, or otherwise noted)

	December 31,	December 31,	December 31,
	2021	2022	2022
	RMB	RMB	US$
Assets:
Cash and cash equivalents	6,464	23,974	3,476
Prepaid expenses and other assets	172	2,411	350
Amounts due from its subsidiaries and the consolidated VIEs	1,407,745	1,397,591	202,632
Available-for-sale investments	88,987	48,911	7,091
Investments in its subsidiaries and the consolidated VIEs	3,332,221	4,572,152	662,899

Total assets	4,835,589	6,045,039	876,448
Liabilities:
Accrued expenses and other liabilities	14,157	14,226	2,062

Total liabilities	14,157	14,226	2,062
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 189,856,980 and 199,299,342 shares issued as of December 31, 2021 and 2022, respectively; 169,995,926 and 178,577,768 shares outstanding as of December 31, 2021 and 2022, respectively)	123	129	19
Treasury stock (1,301,054 and 2,161,574 shares as of December 31, 2021 and 2022, respectively)	(42,897)	(46,734)	(6,776)
Additional paid-in capital	5,100,486	5,160,783	748,243
Accumulated other comprehensive income	11,553	7,765	1,126
(Accumulated deficit)/Retained earnings	(247,833)	908,870	131,774

Total equity	4,821,432	6,030,813	874,386

Total liabilities and equity	4,835,589	6,045,039	876,448

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS

(Amounts in thousands, except for share and per share data, or otherwise noted)

	Years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating expenses	(31,359)	(39,311)	(44,655)	(6,474)
Interest income	665	2,399	1,833	266
Non-operating income/(expense), net	1,041	(1)	(39)	(6)

Share of (loss)/income of its subsidiaries and the consolidated VIEs	(663,095)	1,069,897	1,237,732	179,454

Net (loss)/income	(692,748)	1,032,984	1,194,871	173,240

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME

(Amounts in thousands, except for share and per share data, or otherwise noted)

	Years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net (loss)/income	(692,748)	1,032,984	1,194,871	173,240

Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation adjustment	(8,293)	(3,193)	8,563	1,242
Unrealized gain/(loss) on available-for-sale investments	3,546	(2,362)	(12,351)	(1,791)

Comprehensive (loss)/income	(697,495)	1,027,429	1,191,083	172,691

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share and per share data, or otherwise noted)

	Years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Cash Flows from Operating Activities:
Net cash used in operating activities	(13,393)	(10,040)	(22,907)	(3,321)

Cash Flows from Investing Activities:
Amounts due from/to its subsidiaries, the consolidated VIEs and related parties	(9,561)	(11,879)	9,766	1,416
Purchase of available-for-sale investments	—	(34,234)	—	—
Proceeds on disposal of available-for-sale investments	9,755	14,942	33,215	4,816

Net cash provided by/(used in) investing activities	194	(31,171)	42,981	6,232
Cash Flows from Financing Activities:
Repurchase of ordinary shares	(3,050)	(2,750)	(3,837)	(556)

Net cash used in financing activities	(3,050)	(2,750)	(3,837)	(556)

Effect of foreign exchange rate changes	(1,176)	(588)	1,273	185

Net (decrease)/increase in cash and cash equivalents	(17,425)	(44,549)	17,510	2,540
Cash and cash equivalents, beginning of year	68,438	51,013	6,464	936

Cash and cash equivalents, end of year	51,013	6,464	23,974	3,476

YIREN DIGITAL LTD.

SCHEDULE I-NOTES TO THE CONDENSED FINANCIAL INFORMATION

1.	BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Parent Company used the equity method to account for investments in its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries.

Certain information and footnote disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements.

2.	INVESTMENTS IN SUBSIDIARIES AND THE CONSOLIDATED VIES

The Company, its subsidiaries, the consolidated VIEs and the consolidated VIEs’ subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Parent Company’s stand-alone financial statements, its investments in its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries are reported using the equity method of accounting. The Parent Company’s share of income and losses of its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries are reported as shares of income/(loss) of its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries in the condensed financial information to the Parent Company.

3.	AMOUNTS DUE FROM ITS SUBSIDIARIES AND THE CONSOLIDATED VIES

As of December 31, 2021 and 2022, the amounts mainly represent receivables from Creditease Puhui for the disposal of subsidiaries.